SHARE CAPITAL - Disclosure of deferred share units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	1,044,204	1,044,204
Deferred share units outstanding, weighted average grant price, beginning of year	$ 3.19	$ 3.19
Deferred share units settled	(101,576)	0
Deferred share units, settled, weighted average grant price	$ 2.74	$ 0
Deferred share units outstanding, end of year	942,628	1,044,204
Deferred share units outstanding, weighted average grant price, end of year	$ 3.24	$ 3.19
Deferred share units fair value, end of year	942,628	1,044,204
Deferred share units fair value, weighted average grant price, end of year	$ 12.91	$ 5.27
Deferred share units redeemable at director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	564,841	330,078
Deferred share units, granted	136,969	234,763
Deferred share units settled	(103,373)	0
Deferred share units outstanding, end of year	598,437	564,841